RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Arnold Kondrat [Member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 821,168	$ 99,206
Services received, related party transactions	90,444	101,686
Gentor Resources Inc. [Member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 129,296	$ 161,318